Organization and Business Description (Details) - Schedule of the subsidiaries and consolidated VIEs	12 Months Ended
Dec. 31, 2022
Khorgos Fintech Network Technology Co., Ltd. (“Khorgos”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Jilin Lingang Supply Chain Management Co., Ltd (“Lingang”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 27, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
NiSun Family Office (Guangzhou) Co., Ltd. (“Guangzhou”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Oct. 29, 2019	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect economic interest	100.00%	[1]
Hangzhou Fengtai Supply Chain Management Co., Ltd. (“Fengtai”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 31, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Dunhua Midtown Asset Management Registration Center Co., Ltd. (“Midtown”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 31, 2019	[2]
Place of incorporation	PRC	[2]
Percentage of direct or indirect economic interest	100.00%	[2]
Nanjing Nisun Gold Co., Ltd. (“Nisun Gold”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 10, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech (Henan) Supply Chain Management Co., Ltd. (“Fintech Henan”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Aug. 26, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech (Jiangsu) Supply Chain Management Co., Ltd. (“Fintech Jiangsu”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 06, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech (Shandong) Supply Chain Management Co., Ltd. (“Fintech Shandong”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 04, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fanlunke Supply Chain Management (Shanghai) Co., Ltd. (“Fanlunke Shanghai”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 29, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Shanxi Fintech Supply Chain Management Co., Ltd (“Fintech Shanxi”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 30, 2020	[3]
Place of incorporation	PRC	[3]
Percentage of direct or indirect economic interest	100.00%	[3]
Jilin Province Lingang Hengda Supply Chain Management Co., Ltd. (“Lingang Hengda”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Aug. 18, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech Supply Chain Management (Ningbo) Co., Ltd. (“Fintech Ningbo”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jan. 25, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Inner Mongolia Fintech Supply Chain Management Co., Ltd. (“Fintech Mongolia”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jan. 15, 2021	[4]
Place of incorporation	PRC	[4]
Percentage of direct or indirect economic interest	70.00%	[4]
Jiangxi Fintech Supply Chain Management Co., Ltd. (“Fintech Jiangxi”) [Member]
Subsidiaries
Date of incorporation/ acquisition	May 10, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech Supply Chain Management (Shanxi) Co., Ltd. (“Fintech SX”) [Member]
Subsidiaries
Date of incorporation/ acquisition	May 06, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Liaogang NiSun (Yingkou) Supply Chain Management Co., Ltd.(“Liaogang Yingkou”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Sep. 03, 2018
Place of incorporation	PRC
Percentage of direct or indirect economic interest	51.00%
Liaogang NiSun (Shanghai) Supply Chain Management Co., Ltd.(“Liaogang SH”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Sep. 30, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	51.00%
Fintech (Zibo) Supply Chain Management Co., Ltd. (“Fintech Zibo”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Oct. 26, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech Supply Chain Management (Anhui) Co., Ltd.(“Fintech Anhui”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jun. 06, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech Supply Chain Management (Shenzhen) Co., Ltd.(“Fintech Shenzhen”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 21, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Henan NiSun Huaixiang Food Co., Ltd (“Nisun Huaixiang”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 29, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd.(“NiSun BVI”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	BVI
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | NiSun International Enterprise Management Group (Hong Kong) Co., Limited (NiSun HK) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | Nisun (Shandong) Industrial Development Co., Ltd (“Nisun Shandong” or “WOFE”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 15, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | NingChen (Shanghai) Enterprise Management Co., Ltd.(“NingChen”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | Shandong Taiding International Investment Co., Ltd ("Taiding") [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	80.00%
Subsidiaries [Member] | Nami Holding (Cayman) Co., Ltd (“Nami Cayman”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Apr. 09, 2019
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | Nami Holding (Hong Kong) Co., Limited (“Nami HK”) [Member]
Subsidiaries
Date of incorporation/ acquisition	May 02, 2019
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | Shanghai Naqing Enterprise Management Co., Ltd (“Naqing” or “WOFE”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Apr. 10, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | NiSun Ocean (Qingdao) Supply Chain Investment Co., Ltd.(“Nisun Ocean”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 30, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | Zhumadian NiSun Supply Chain Management Co., Ltd.(“Nisun ZMD”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 29, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | Nisun (Beijing) Supply Chain Management Co., Ltd.(“Nisun Beijing”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 07, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | NiSun Haiyuan (Qingdao) Supply Chain Co., Ltd.(“Nisun Haiyuan”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jun. 08, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	51.00%
Subsidiaries [Member] | Qingdao Sailang International Trade Co., Ltd.(“Sailang”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 31, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | Rizhao Sailang Mining Co., Ltd.(“RZ Sailang”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 31, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | NiSun Supply Chain Management (Mishan) Co., Ltd.(“Nisun MS”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Mar. 14, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | Gansu Zhonghexi Trading Co., Ltd.(“Gansu Zhonghexi”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 31, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	65.00%
Variable Interest Entity, Primary Beneficiary [Member] | Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech Shanghai”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Variable Interest Entity, Primary Beneficiary [Member] | Beijing Hengtai Puhui Information Services Co., Ltd ("Hengpu") [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 31, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Consolidated Entity, Excluding Consolidated VIE [Member] | Nami Shanghai Financial Consulting Co., Ltd (“Nami Shanghai”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jun. 04, 2015
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%

[1]	The entity was deregistered on June 04, 2021. Since the entity did not have significant operations, the deregistration did not have a material impact to the Group’s consolidated financial statements for the years ended December 31, 2021 and 2020.
[2]	The entity was deregistered on February 19, 2021. Since the entity did not have significant operations, the deregistration did not have a material impact to the Group’s consolidated financial statements for the years ended December 31, 2021 and 2020.
[3]	The entity was deregistered on February 06, 2023. Since the entity did not have significant operations, the deregistration did not have a material impact to the Group’s consolidated financial statements for the years ended December 31, 2022, 2021 and 2020.
[4]	The entity was deregistered on November 04, 2022. Since the entity did not have significant operations, the deregistration did not have a material impact to the Group’s consolidated financial statements for the years ended December 31, 2022, 2021 and 2020.